                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-3385

                      (Investment Company Act File Number)

                              Federated Stock Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/06

             Date of Reporting Period: Six months ended 4/30/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$37.52	$34.57	$31.74	$26.71	$30.77	$36.82
Income From Investment Operations:
Net investment income	0.21	0.48	0.42	0.42	0.30	0.28
Net realized and unrealized gain (loss) on investments	2.38	2.96	2.82	5.03	(4.08)	(3.29)

TOTAL FROM INVESTMENT OPERATIONS	2.59	3.44	3.24	5.45	(3.78)	(3.01)

Less Distributions:
Distributions from net investment income	(0.22)	(0.49)	(0.41)	(0.42)	(0.28)	(0.32)
Distributions from net realized gain on investment	(7.45)	--	--	--	--	(2.72)

TOTAL DISTRIBUTIONS	(7.67)	(0.49)	(0.41)	(0.42)	(0.28)	(3.04)

Net Asset Value, End of Period	$32.44	$37.52	$34.57	$31.74	$26.71	$30.77

Total Return[1]	7.38%	9.98%	10.24%	20.59%	(12.39)%	(8.57)%

Ratios to Average Net Assets:

Net expenses	0.99%[2]	0.99%[3]	0.99%[3]	0.99%[3]	0.99%[3]	0.99%

Net investment income	1.34%[2]	1.28%	1.21%	1.48%	0.95%	0.84%

Expense waiver/ reimbursement[4]	0.14%[2]	0.09%	0.12%	0.12%	0.08%	0.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$798,781	$873,630	$1,354,772	$1,345,215	$1,208,926	$1,438,936

Portfolio turnover	25%	43%	33%	37%	15%	18%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.98%, 0.98%, 0.97% and 0.98% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period[1]

Actual:	$1,000	$1,073.80	$5.09

Hypothetical (assuming a 5% return before expenses):	$1,000	$1,019.89	$4.96

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2006, the Fund’s sector composition1 was as follows:

Sector	Percentage of Total Net Assets

Financials	33.0%

Energy	12.6%

Consumer Discretionary	12.0%

Industrials	9.1%

Information Technology	8.1%

Health Care	7.7%

Consumer Staples	5.9%

Telecommunication Services	5.6%

Materials	2.4%

Utilities	1.5%

Securities Lending Collateral[2]	4.2%

Cash Equivalents[3]	0.3%

Other Assets and Liabilities--Net[4]	(2.4)%

TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value

		COMMON STOCKS--97.9%
		Consumer Discretionary--12.0%
420,120		Clear Channel Communications, Inc.	$11,986,024
344,200	[1]	Dollar General Corp.	6,009,732
227,750		Gannett Co., Inc.	12,526,250
351,610		Gap (The), Inc.	6,360,625
960,710	[2]	Interpublic Group Cos., Inc.	9,203,602
258,000		Jones Apparel Group, Inc.	8,862,300
614,370		Mattel, Inc.	9,940,507
550,850		McDonald’s Corp.	19,042,884
683,970	[1]	Time Warner, Inc.	11,901,078

		TOTAL	95,833,002

		Consumer Staples--5.9%
223,780		Altria Group, Inc.	16,371,745
241,680		Coca-Cola Co.	10,140,893
293,730		SUPERVALU, Inc.	8,521,107
444,900	[2]	Smithfield Foods, Inc.	11,967,810

		TOTAL	47,001,555

		Energy--12.6%
114,900		Amerada-Hess Corp.	16,461,723
380,038		Chevron Corp.	23,189,919
230,490		ConocoPhillips	15,419,781
436,690		Exxon Mobil Corp.	27,546,405
100,360		Marathon Oil Corp.	7,964,570
193,300	[2]	Weatherford International Ltd.	10,231,369

		TOTAL	100,813,767

		Financials--33.0%
229,770		AON Corp.	9,629,661
396,890	[1]	Ace Ltd.	22,043,271
438,220		Allstate Corp.	24,755,048
276,260		American International Group, Inc.	18,025,965
145,960		Capital One Financial Corp.	12,645,974
508,190		Citigroup, Inc.	25,384,090
447,680		Federal Home Loan Mortgage Corp.	27,335,341
370,830		Federal National Mortgage Association	18,763,998
65,730		Goldman Sachs Group, Inc.	10,535,862
75,280		Hartford Financial Services Group, Inc.	6,920,490
Shares			Value

		COMMON STOCKS--continued
		Financials--continued
258,390		Merrill Lynch & Co., Inc.	$19,704,821
325,200		Morgan Stanley	20,910,360
175,620		Nationwide Financial Services, Inc., Class A	7,706,206
623,250		U.S. Bancorp	19,594,980
290,660		Wells Fargo & Co.	19,965,435

		TOTAL	263,921,502

		Health Care--7.7%
189,160	[1]	AmerisourceBergen Corp.	8,162,254
16,520	[2]	Amgen, Inc.	1,118,404
349,500	[2]	Forest Laboratories, Inc., Class A	14,112,810
136,730	[1]	HCA, Inc.	6,001,080
154,550		Johnson & Johnson	9,058,175
137,690		McKesson HBOC, Inc.	6,690,357
658,360		Pfizer, Inc.	16,676,259

		TOTAL	61,819,339

		Industrials--9.1%
95,800	[1]	Avery Dennison Corp.	5,987,500
135,500	[2]	British Airways, ADR	8,250,595
165,800		Deere & Co.	14,553,924
123,380		Eaton Corp.	9,457,077
89,700		Illinois Tool Works, Inc.	9,212,190
220,980		Northrop Grumman Corp.	14,783,562
395,191		Tyco International Ltd.	10,413,283

		TOTAL	72,658,131

		Information Technology--8.1%
215,020		Applied Materials, Inc.	3,859,609
269,440	[1,2]	BMC Software, Inc.	5,803,738
221,430	[2]	Computer Sciences Corp.	12,964,726
349,300		Hewlett-Packard Co.	11,341,771
311,600		Intel Corp.	6,225,768
415,320		Motorola, Inc.	8,867,082
946,800	[2]	Unisys Corp.	5,908,032
663,300	[2]	Xerox Corp.	9,312,732

		TOTAL	64,283,458

		Materials--2.4%
308,700	[1]	Alcoa, Inc.	10,427,886
132,590		PPG Industries, Inc.	8,899,441

		TOTAL	19,327,327

Shares or Principal Amount			Value

		COMMON STOCKS--continued
		Telecommunication Services--5.6%
577,950		AT&T, Inc.	$15,148,069
153,040		Alltel Corp.	9,851,185
295,335		Sprint Nextel Corp.	7,324,308
365,296		Verizon Communications	12,065,727

		TOTAL	44,389,289

		Utilities--1.5%
117,670	[1]	American Electric Power Co., Inc.	3,937,238
388,820		NiSource, Inc.	8,207,990

		TOTAL	12,145,228

		TOTAL COMMON STOCKS (IDENTIFIED COST $634,381,194)	782,192,598

		REPURCHASE AGREEMENTS--4.5%
$1,916,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	1,916,000
16,742,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	16,742,000
17,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006, under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	17,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	35,658,000
		TOTAL INVESTMENTS--102.4% (IDENTIFIED COST $670,039,194)3	817,850,598
		OTHER ASSETS AND LIABILITIES--NET--(2.4)%	(19,069,974)
		TOTAL NET ASSETS--100%	$798,780,624

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value including $32,068,743 of securities loaned (identified cost $670,039,194)		$817,850,598
Cash		154
Income receivable		962,980
Receivable for investments sold		5,692,829
Receivable for shares sold		21,164,624

TOTAL ASSETS		845,671,185

Liabilities:
Payable for investments purchased	$6,164,074
Payable for shares redeemed	6,629,368
Payable for collateral due to broker	33,742,000
Payable for Directors’/Trustees’ fees	862
Payable for shareholder services fee (Note 5)	50,714
Accrued expenses	303,543

TOTAL LIABILITIES		46,890,561

Net assets for 24,623,295 shares outstanding		$798,780,624

Net Assets Consist of:
Paid-in capital		$594,801,144
Net unrealized appreciation of investments		147,811,404
Accumulated net realized gain on investments		55,752,853
Undistributed net investment income		415,223

TOTAL NET ASSETS		$798,780,624

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$798,780,624 ÷ 24,623,295 shares outstanding, no par value, unlimited shares authorized		$32.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends			$9,396,816
Interest (including income on securities loaned of $11,514)			79,782

TOTAL INCOME			9,476,598

Expenses:
Investment adviser fee (Note 5)		$2,928,060
Administrative personnel and services fee (Note 5)		323,384
Custodian fees		21,449
Transfer and dividend disbursing agent fees and expenses		338,618
Directors’/Trustees’ fees		10,405
Auditing fees		11,950
Legal fees		3,405
Portfolio accounting fees		56,288
Shareholder services fee (Note 5)		840,811
Share registration costs		14,020
Printing and postage		15,907
Insurance premiums		6,967
Miscellaneous		5,996

TOTAL EXPENSES		4,577,260

Waivers (Note 5):
Waiver of administrative personnel and services fee	$(13,831)
Waiver of shareholder services fee	(541,791)

TOTAL WAIVERS		(555,622)

Net expenses			4,021,638

Net investment income			5,454,960

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			60,176,409
Net change in unrealized appreciation of investments			(5,429,162)

Net realized and unrealized gain on investments			54,747,247

Change in net assets resulting from operations			$60,202,207

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005

Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,454,960	$15,884,746
Net realized gain on investments	60,176,409	220,782,700
Net increase due to reimbursement from adviser (Note 5)	--	136,236
Net change in unrealized appreciation/depreciation of investments	(5,429,162)	(108,526,584)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,202,207	128,277,098

Distributions to Shareholders:
Distributions from net investment income	(5,594,896)	(16,438,171)
Distributions from net realized gains	(172,285,163)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(177,880,059)	(16,438,171)

Share Transactions:
Proceeds from sale of shares	89,875,550	176,932,503
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Common Core Equity Fund	22,754,300	--
Net asset value of shares issued to shareholders in payment of distributions declared	138,115,919	12,233,697
Cost of shares redeemed	(207,917,779)	(782,146,434)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,827,990	(592,980,234)

Change in net assets	(74,849,862)	(481,141,307)

Net Assets:
Beginning of period	873,630,486	1,354,771,793

End of period (including undistributed net investment income of $415,223 and $555,159, respectively)	$798,780,624	$873,630,486

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Stock Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide growth of income and capital.

On February 24, 2006, the Fund received assets from Sky Trust Common Core Equity Fund as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Sky Trust Common Core Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Prior to Combination	Net Assets of Sky Trust Common Core Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination

Sky Trust Common Core Equity Fund	704,686	$22,754,300	$7,414,952	$788,668,315	$22,754,300	$811,422,615

1 Unrealized Appreciation is included in the Sky Trust Common Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$32,068,743	$33,742,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005

Shares sold	2,760,280	4,806,759
Shares issued in connection with tax-free transfer of assets from Sky Trust Common Core Equity Fund	704,686	--
Shares issued to shareholders in payment of distributions declared	4,331,666	331,842
Shares redeemed	(6,458,129)	(21,043,744)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,338,503	(15,905,143)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $670,039,194. The net unrealized appreciation of investments for federal tax purposes was $147,811,404. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $171,648,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,837,423.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $541,791 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Other

In 2004, Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated’s Board. In conjunction with this review, the Independent Trustees of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, during the fiscal year ended 2005, the Fund’s Adviser made a contribution of $136,236 to paid-in capital of the Fund for detrimental impact to the Fund from frequent trading activity and detrimental impact on those funds that may have resulted from orders incorrectly accepted by Federated employees after the funds’ closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$204,845,200

Sales	$309,315,002

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund’s performance for the three year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 313900102

8083101 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006